Submission	May 25, 2026
Submission [Line Items]
Central Index Key	0002097163
Registrant Name	Xanadu Quantum Technologies Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A